Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of Changes in Working Capital

Changes in working capital for the nine months period ended September 30, 2020 and 2019 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2020	September 30, 2019
Decrease in accounts receivables	43	27
Decrease in prepaid expenses	14	9
Decrease in trade payables and accrued liabilities	(66)	(21)
Total changes in working capital	(9)	15